Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current provision (benefit):
Federal	$ 0.4	$ 24.5	$ (102.4)
State	20.5	8.2	(2.5)
Foreign	219.6	123.7	8.3
Current Income Tax Expense (Benefit), Total	240.5	156.4	(96.6)
Deferred provision (benefit):
Federal	207.8	24.6	125.4
State	3.4	(7.1)	8.2
Foreign	12.9	28.8	26.1
Deferred taxes	224.1	46.3	159.7
Income taxes	$ 464.6	$ 202.7	$ 63.1